Share-based compensation - Key terms and conditions related to the grants (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$) shares
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 04/01/2020 - 1st and 2nd program
Share-based compensation
Currency	R$
Number of shares granted in share-based payment arrangement | shares	3,940,478
Fair value at grant date of stock options (R$) | R$	R$ 1,846
Contractual life (i)	6 years 9 months 18 days	[1]
Limit date	01/01/2027	[1]
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 04/01/2021 - 3rd program
Share-based compensation
Currency	R$
Number of shares granted in share-based payment arrangement | shares	666,616
Fair value at grant date of stock options (R$) | R$	R$ 1,275
Contractual life (i)	5 years 9 months 18 days	[1]
Limit date	01/01/2027	[1]
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 04/01/2021 - 4th program
Share-based compensation
Currency	R$
Number of shares granted in share-based payment arrangement | shares	187,820
Fair value at grant date of stock options (R$) | R$	R$ 298
Contractual life (i)	5 years 9 months 18 days	[1]
Limit date	01/01/2027	[1]
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 04/01/2022
Share-based compensation
Currency	US$
Number of shares granted in share-based payment arrangement | shares	290,099
Fair value at grant date of stock options (R$) | R$	R$ 4,593
Contractual life (i)	6 years 9 months 18 days	[1]
Limit date	01/01/2028	[1]
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 08/01/2022
Share-based compensation
Currency	US$
Number of shares granted in share-based payment arrangement | shares	133,245
Fair value at grant date of stock options (R$) | R$	R$ 737
Contractual life (i)	5 years 6 months	[1]
Limit date	01/01/2028	[1]
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 09/01/2022
Share-based compensation
Currency	US$
Number of shares granted in share-based payment arrangement | shares	87,629
Fair value at grant date of stock options (R$) | R$	R$ 170
Contractual life (i)	5 years 4 months 24 days	[1]
Limit date	01/01/2028	[1]
Equity-settled share-based payment arrangement | Stock options plan (SOP) | 10/01/2022
Share-based compensation
Currency	US$
Number of shares granted in share-based payment arrangement | shares	7,606
Fair value at grant date of stock options (R$) | R$	R$ 11
Contractual life (i)	5 years 3 months 18 days	[1]
Limit date	01/01/2028	[1]
Equity-settled share-based payment arrangement | Incentive stock options (ISO) | 10/01/2022
Share-based compensation
Currency	US$
Number of shares granted in share-based payment arrangement | shares	83,522
Fair value at grant date of other than stock options (R$) | R$	R$ 187
Contractual life (i)	5 years 3 months 18 days	[1]
Limit date	01/01/2027	[1]
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 10/01/2022
Share-based compensation
Currency	US$
Number of shares granted in share-based payment arrangement | shares	46,314
Fair value at grant date of other than stock options (R$) | R$	R$ 2,250
Contractual life (i)	5 years 3 months 18 days	[1]
Limit date	01/01/2027	[1]
Equity-settled share-based payment arrangement | Restricted stock units (RSU) | 11/01/2022
Share-based compensation
Currency	US$
Number of shares granted in share-based payment arrangement | shares	1,399,998
Fair value at grant date of other than stock options (R$) | R$	R$ 59,771
Contractual life (i)	3 years 6 months	[1]
Limit date	01/01/2026	[1]
Cash-settled share-based payment arrangement | Stock options plan (SOP) | 04/01/2020 - 2nd Program
Share-based compensation
Currency	R$
Number of shares granted in share-based payment arrangement | shares	69,774
Contractual life (i)	6 years 9 months 18 days
Limit date	01/01/2027
Liabilities carrying amount as of December 31, 2022 | R$	R$ 865
Cash-settled share-based payment arrangement | Stock options plan (SOP) | 10/06/2021 - 3rd program
Share-based compensation
Currency	R$
Number of shares granted in share-based payment arrangement | shares	6,065
Contractual life (i)	5 years 3 months 18 days
Limit date	01/01/2027
Liabilities carrying amount as of December 31, 2022 | R$	R$ 32
Cash-settled share-based payment arrangement | Stock options plan (SOP) | 10/21/2021 - 4th program
Share-based compensation
Currency	R$R$
Number of shares granted in share-based payment arrangement | shares	6,065
Contractual life (i)	5 years 2 months 12 days
Limit date	01/01/2027
Liabilities carrying amount as of December 31, 2022 | R$	R$ 16
Cash-settled share-based payment arrangement | Stock options plan (SOP) | 10/11/2022
Share-based compensation
Currency	US$
Number of shares granted in share-based payment arrangement | shares	13,101
Contractual life (i)	5 years 3 months 18 days
Limit date	01/01/2028
Liabilities carrying amount as of December 31, 2022 | R$	R$ 2

[1]	Conditional upon the grace period and assuming the possibility of anticipated vesting in face of a liquidity event.